Note 6 - Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Statement Line Items [Line Items]
Cost, balance	$ 23,685
Cost, balance	19,156	$ 23,685
Computer and office equipment [member]
Statement Line Items [Line Items]
Cost, balance	22,263
Cost, balance	19,156	22,263
Leasehold improvements [member]
Statement Line Items [Line Items]
Cost, balance	1,422
Cost, balance	0	1,422
Gross carrying amount [member]
Statement Line Items [Line Items]
Cost, balance	120,132	118,862	$ 118,008
Effect of foreign exchange	(172)	(809)	614
Additions	2,248	2,319
Effect of foreign exchange	(172)	(809)	614
Disposal	(33,384)
Cost, balance	88,824	120,132	118,862
Disposal	33,384
Gross carrying amount [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Cost, balance	86,952	85,442	84,828
Effect of foreign exchange	(172)	(809)	614
Additions	2,248	2,319
Effect of foreign exchange	(172)	(809)	614
Disposal	(33,384)
Cost, balance	55,644	86,952	85,442
Disposal	33,384
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Cost, balance	33,180	33,180	33,180
Effect of foreign exchange	0	0	0
Additions	0	0
Effect of foreign exchange	0	0	0
Disposal	0
Cost, balance	33,180	33,180	33,180
Disposal	(0)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Effect of foreign exchange	(169)	(780)	588
Effect of foreign exchange	(169)	(780)	588
Disposal	30,134
Accumulated depreciation	96,447	90,290	82,793
Charge for the period	3,524	6,937	6,909
Disposal	(30,134)
Accumulated depreciation	69,668	96,447	90,290
Accumulated depreciation, amortisation and impairment [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Effect of foreign exchange	(169)	(780)	588
Effect of foreign exchange	(169)	(780)	588
Disposal	30,134
Accumulated depreciation	64,689	62,798	59,567
Charge for the period	2,102	2,671	2,643
Disposal	(30,134)
Accumulated depreciation	36,488	64,689	62,798
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Effect of foreign exchange	0	0	0
Effect of foreign exchange	0	0	0
Disposal	0
Accumulated depreciation	31,758	27,492	23,226
Charge for the period	1,422	4,266	4,266
Disposal	0
Accumulated depreciation	$ 33,180	$ 31,758	$ 27,492